Fair value measurement, Reconciliation of non-financial assets classified within Level 3 (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	$ 3,712,270	$ 4,030,547
Amount recognized in statements profit or loss [Abstract]
Ending balance	3,501,384	3,712,270
Recurring [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	1,316,264	2,220,577
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus of vessels	0	(327,362)
Amount recognized in statements profit or loss [Abstract]
Loss on the accord and satisfaction	(61,973)	(130,000)
Total gains (losses) recognized in other comprehensive income and in statements of operations	(61,973)	(457,362)
Additions and disposals, net	(3,302)	0
Transfer to available-for-sale assets	0	(446,951)
Ending balance	1,250,989	1,316,264
Effects from unrealized gains from fair value measurements	$ 0	$ 0